RELATED PARTY TRANSACTIONS - TFG Marine (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Due from related parties	$ 8,615,000	$ 3,000
Related Party Transaction [Line Items]
Shareholder loan	8,615,000	3,000
Related party payables	13,934,000	4,865,000
Performance Guarantee
Related Party Transaction [Line Items]
Maximum liability under this guarantee	4,000,000
Amount payable under guarantee	0
TFG Marine
Related Party Transactions [Abstract]
Due from related parties		1,000,000
Related Party Transaction [Line Items]
Shareholder loan		$ 1,000,000
Subordinated shareholder loan, term		5 years
Related party payables	6,563,000	$ 2,424,000
TFG Marine | Bunker Procurement
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	174,300,000	67,500,000
Related party payables	6,600,000	$ 2,400,000
TFG Marine | Bunker Supply Agreement Guarantee
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	$ 20,000,000
TFG Marine | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Spread on variable rate (percent)		7.00%